Interests in Other Entities - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Joint Ventures And Associates [Line Items]
Dividends received from joint ventures and associates (Note 16)	$ 45	$ 34
Bottom of range
Disclosure Of Joint Ventures And Associates [Line Items]
Interest in joint ventures and associates	24.99%
Top of range
Disclosure Of Joint Ventures And Associates [Line Items]
Interest in joint ventures and associates	50.00%
Canadian real estate joint ventures
Disclosure Of Joint Ventures And Associates [Line Items]
Increase in equity method investments	$ 19	64
Joint operations
Disclosure Of Joint Ventures And Associates [Line Items]
Investment properties and other assets	1,503	1,223
Fair value of jointly controlled assets	1,595	1,307
Joint ventures where entity is venturer
Disclosure Of Joint Ventures And Associates [Line Items]
Rental payments	17	$ 16
Future rental payments to joint ventures and associates	$ 212
Rental lease term	13 years